Annual Operating Expenses {- Fidelity® Real Estate High Income Fund} - 11.30 Fidelity Real Estate High Income Fund - PRO-08 - Fidelity® Real Estate High Income Fund - Fidelity Real Estate High Income Fund-Default
Jan. 29, 2022
Operating Expenses:
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.78%